Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	23 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Hilton BDC Corporate Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	1.80%
Hilton Small-MidCap Opportunity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		8.70%	16.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
Solactive Hilton Capital BDC Corporate Bond TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%
Russell 2500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.94%	18.29%